Other financing arrangements - Schedule of Repayments Due for Other Financing Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 3,691.8	$ 4,282.8
Other Financing Arrangements
Debt Instrument [Line Items]
2023	148.2
2024	151.1
2025	147.2
2026	145.3
2027	146.6
Thereafter	1,381.3
Long-term debt	$ 2,119.7